Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000211432
Shareholder Report [Line Items]
Fund Name	QRAFT AI-Enhanced U.S. Large Cap ETF
Trading Symbol	QRFT
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/qrft
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 15,601,455
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 54,065
InvestmentCompanyPortfolioTurnover	120.00%
C000211433
Shareholder Report [Line Items]
Fund Name	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Trading Symbol	AMOM
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/amom
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%	[2]
AssetsNet	$ 32,864,635
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 112,320
InvestmentCompanyPortfolioTurnover	108.00%
C000246458
Shareholder Report [Line Items]
Fund Name	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Trading Symbol	LQAI
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/lqai
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%	[3]
AssetsNet	$ 6,979,913
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 25,437
InvestmentCompanyPortfolioTurnover	277.00%

[1]	Annualized
[2]	Annualized
[3]	Annualized